Borrowings, Financing And Debentures - Schedule Of Changes In Balances Of Borrowings (Detail) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about borrowings [abstract]
Balance at December 31, 2019	R$ 10,786,374
Acquisition of subsidiary	7,250,735
New borrowings and financing	1,341,538	R$ 294,842
Amortizations	(2,485,231)
Financial charges accrued	557,122
Payment of financial charges	(535,568)
Exchange variation (unrealized)	1,101,306
Exchange variation (realized)	3,889
Translation effects (other comprehensive income)	2,645,934
Balance at December 31, 2020	R$ 20,666,099